SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2023
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

On January 28, 2024, the Company granted 822,093 stock options, 323,940 RSUs and 105,079 DSUs to various directors, officers, employees and consultants of the Company. The stock options and RSUs vest over a 36-month period, with one third of the stock options and RSUs vesting on each anniversary of the grant. The stock options have a term of 5 years, with each option allowing the holder to purchase one common share of the Company at a price of $5.71 per common share. In addition to the vesting period above, the stock options and RSUs granted to senior management will only vest upon the Company raising at least $65,000,000. The Board of Directors also approved to grant 199,912 RSUs to an officer of the Company, with the RSUs to be granted upon meeting certain regulatory conditions and to vest on December 10, 2024 upon the Company raising at least $65,000,000.

On January 28, 2024, the Company also granted 200,000 stock options to a consultant of the Company. The options have a term of 5 years and vest over a 24-month period, with one quarter of the stock options vesting every 6 months from the date of grant. Each option allows the holder to purchase one common share of the Company at a price of $5.71 per common share.